Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

Note 2: - Significant Accounting Policies

a.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements for 6 months ended June 30, 2026 have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, these interim condensed financial statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions, including fair value of warrants, stock-based compensation.

The balance sheet as of December 31, 2025 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2025.

The significant accounting policies disclosed in the Company’s audited 2025 consolidated financial statements and notes thereto have been applied consistently to these unaudited interim consolidated financial statements. Results for the six months ended June 30, 2026 are not necessarily indicative of results that may be expected for the year ending December 31, 2026.